Securitisations and Covered Bonds - Analysis of Securitisations and Covered Bonds (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of securitisations and covered bonds [line items]
Gross assets	£ 33,432	£ 36,391
External notes in issue	21,615	22,783
Notes issued to Santander UK plc/subsidiaries as collateral	4,549	4,786
Total securitisation and covered bond programmes (See Note 26)	21,615	22,783
Securitisation programmes
Disclosure of securitisations and covered bonds [line items]
Gross assets	9,762	13,068
External notes in issue	2,330	3,779
Notes issued to Santander UK plc/subsidiaries as collateral	4,549	4,786
Securitisation programmes | Mortgage-backed master trust structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	8,113	11,046
External notes in issue	1,119	2,226
Notes issued to Santander UK plc/subsidiaries as collateral	4,091	4,221
Securitisation programmes | Other asset-backed securitisation structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	1,649	2,022
External notes in issue	1,211	1,553
Notes issued to Santander UK plc/subsidiaries as collateral	458	565
Holmes | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	3,073	4,262
External notes in issue	829	1,931
Notes issued to Santander UK plc/subsidiaries as collateral	334	463
Fosse | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	2,258	3,708
External notes in issue	290	295
Notes issued to Santander UK plc/subsidiaries as collateral	1,402	1,404
Langton | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	2,782	3,076
External notes in issue	0	0
Notes issued to Santander UK plc/subsidiaries as collateral	2,355	2,354
Motor | Securitisation programmes | Other asset-backed securitisation structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	189	490
External notes in issue	104	324
Notes issued to Santander UK plc/subsidiaries as collateral	97	197
Auto ABS UK Loans | Securitisation programmes | Other asset-backed securitisation structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	1,460	1,532
External notes in issue	1,107	1,229
Notes issued to Santander UK plc/subsidiaries as collateral	361	368
Euro 35bn Global Covered Bond Programme | Covered bond programmes
Disclosure of securitisations and covered bonds [line items]
Gross assets	23,670	23,323
External notes in issue	19,285	19,004
Notes issued to Santander UK plc/subsidiaries as collateral	0	0
Notes in issue held by group	£ 0	£ 0